CONVERTIBLE REDEEMABLE PREFERRED SHARES AND WARRANTS - Preferred Share Activities (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Increase (Decrease) in Temporary Equity [Roll Forward]
Beginning balance	$ 154,449,407	$ 154,201,294	$ 84,955,111
Conversion of Preferred Shares to Ordinary Shares	(154,477,960)
Ending balance		154,449,407	154,201,294
Series A-1 convertible redeemable preferred shares
Increase (Decrease) in Temporary Equity [Roll Forward]
Beginning balance	5,473,957	5,473,957	5,473,957
Conversion of Preferred Shares to Ordinary Shares	(5,473,957)
Ending balance		5,473,957	5,473,957
Series A-2 convertible redeemable preferred shares
Increase (Decrease) in Temporary Equity [Roll Forward]
Beginning balance	3,000,000	3,000,000	3,000,000
Conversion of Preferred Shares to Ordinary Shares	(3,000,000)
Ending balance		3,000,000	3,000,000
Series B convertible redeemable preferred shares
Increase (Decrease) in Temporary Equity [Roll Forward]
Beginning balance	27,999,995	27,999,995	27,999,995
Conversion of Preferred Shares to Ordinary Shares	(27,999,995)
Ending balance		27,999,995	27,999,995
Series C-1 convertible redeemable preferred shares
Increase (Decrease) in Temporary Equity [Roll Forward]
Beginning balance	48,975,456	48,727,343	48,481,159
Accretion of Preferred Shares to redemption value	28,553	248,113	246,184
Conversion of Preferred Shares to Ordinary Shares	(49,004,009)
Ending balance		48,975,456	48,727,343
Series C-2 convertible redeemable preferred shares
Increase (Decrease) in Temporary Equity [Roll Forward]
Beginning balance	18,999,999	18,999,999
Issuance of Preferred Shares			18,999,999
Conversion of Preferred Shares to Ordinary Shares	(18,999,999)
Ending balance		18,999,999	18,999,999
Series C-3 convertible redeemable preferred shares
Increase (Decrease) in Temporary Equity [Roll Forward]
Beginning balance	50,000,000	50,000,000
Issuance of Preferred Shares			50,000,000
Conversion of Preferred Shares to Ordinary Shares	$ (50,000,000)
Ending balance		$ 50,000,000	$ 50,000,000